January 4, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:    RE:   Columbia Funds Series Trust I (the "Trust")
                   Columbia International Stock Fund
                   Columbia Mid Cap Growth Fund
                   Columbia Small Cap Growth Fund I
                   Columbia Real Estate Equity Fund
                   Columbia Technology Fund
                   Columbia Strategic Investor Fund
                   Columbia Balanced Fund
                   Columbia Oregon Intermediate Municipal Bond Fund Columbia Conservative High Yield Fund
                   Columbia Federal Securities Fund
                   Columbia Greater China Fund (the "Funds")
                   Registration Nos.:  2-99356 & 811-04367

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated January 1, 2007 for the Funds do not differ from that contained in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2006.

The Funds' Prospectuses and Statements of Additional Information, dated January 1, 2007 are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,


COLUMBIA FUNDS SERIES TRUST I

    /s/ Patrick Gannon
    Patrick Gannon
    Legal Product Manager